Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2018	2019
	RMB	RMB
Trademark	2,366	2,366
Computer software	13,522	12,958
Copyright for teaching materials	4,373	6,992
Total	20,261	22,316
Less: Accumulated amortization	(8,471)	(12,398)
Intangible assets, net	11,790	9,918

Schedule of amortization expense of intangible assets

Amortization
Expense
RMB
2020	3,209
2021	2,291
2022	1,142
2023	856
2024 and thereafter	2,420
9,918